Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
GE
AerCap completed the acquisition of GECAS from GE on November 1, 2021. Immediately following the completion of the GECAS Transaction, GE held approximately 46% of our issued and outstanding ordinary shares. Consequently, GE became a related party upon the Closing Date of the GECAS Transaction. We may purchase, sell or lease flight equipment from/to GE.
During the year ended December 31, 2023, we repurchased an aggregate of 36.4 million of our ordinary shares from GE at an average price of $58.86 per ordinary share. Please refer to Note 18—Equity.
Upon completion of the November Secondary Offering and the concurrent share repurchase on November 16, 2023, GE no longer beneficially owned any of our outstanding ordinary shares and is no longer a related party.
The following table presents amounts recognized in respect of our purchases, sales and leasing of flight equipment from/to GE, while GE was a related party, for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
	(U.S. Dollars in millions)
Purchases and provision of services from GE	$212	$150	$1
Sales to GE	29	27	—
Rental income from engines on lease to GE	140	143	22
As of December 31, 2022, AerCap had an outstanding payable balance of $9 million with GE.
Equity Method Investments
SES
SES is a 50% joint venture between AerCap and Safran Aircraft Engines. During the years ended December 31, 2023 and 2022, we recognized lease rental income from SES of $124 million and $74 million, respectively.
Other related parties
Other related parties include our associated companies as detailed in Note 10—Associated companies. The following table presents amounts received from other related parties for management fees, transaction-related fees and dividends for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Management fees and other	$11,074	$14,418	$6,748
Dividends	10,933	34,245	5,262
	$22,007	$48,663	$12,010
Gilead Aviation Leasing
During the year ended December 31, 2023, AerCap completed the sale of three Airbus A220 Family aircraft to Gilead Aviation Leasing.
Purchase of shares
During the year ended December 31, 2023, an Officer sold 12,913 ordinary shares to the Company at fair value on the date of the sale for an aggregate sale price of $0.7 million. The proceeds were used to pay taxes in 2023 in connection with the Officer’s share awards.